Significant Accounting Policies - Schedule of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow, Operating Activities, Lessee [Abstract]
Cash payments for operating leases	¥ 107,772	¥ 67,535
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 260,867	¥ 96,692